DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

December 20, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 268 to the Registration Statement on Form N-1A of DWS ESG Core Equity Fund (the “Fund”), a series of Deutsche DWS Investment Trust (the “Trust”) (Reg. Nos. 002-13628; 811-00043)

Dear Commission Staff:

We are filing today through the EDGAR system, on behalf of the Fund’s, Post-Effective Amendment No. 268 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on March 1, 2025. No fees are required in connection with this filing.

Please be advised that, on behalf of the Fund, in accordance with Securities and Exchange Commission Releases 33-6510 and IC-13768, we hereby request selective review by the Staff of the Securities and Exchange Commission (the “Commission”). Specifically, we request that the Staff selectively review the disclosure contained in the Amendment that reflects enhancements to the foregoing ESG methodology in the Fund’s “Principal Investment Strategies” section. Other than this item, the Amendment does not contain any material changes to the Fund’s currently effective disclosure.

The Staff last reviewed the Fund’s “Principal Investment Strategies” disclosure in Post-Effective Amendment No. 258 under the Securities Act, filed with the Commission on December 30, 2021. Additionally, the Staff last reviewed ESG disclosure substantially similar to that of the Fund (prior to the aforementioned enhancements) as part of its review of Post-Effective Amendment No. 187 to Registration Statement on Form N-1A of DWS ESG International Core Equity Fund, a series of DWS Global/International Fund, Inc. (Reg. Nos. 033-05724; 811-04670), as filed with the Commission under paragraph (a)(1) of Rule 485 on September 20, 2022. While the enhancements to the disclosure add several new ESG criteria, the Trust has attempted to model the disclosure consistent with communications with the Staff related to each of the above cited filings. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on February 26, 2024 in Post-Effective Amendment No. 266 under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Associate General Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.